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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_];  Amendment Number:
                                                ----------
   This Amendment (Check only one): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RIT Capital Partners plc
Address: 27 St. James's Place
         London SW1A 1NR
         England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ash Ramchurn
Title: Interim Compliance Officer
Phone: (44) 20 7514 1937

Signature, Place, and Date of Signing:


       /S/ Ash Ramchurn            London, England     February 09, 2012
-------------------------------
       3Ash Ramchurn

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         33
Form 13F Information Table Value Total:    $10,203
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28-12644               J. Rothschild Capital Management Limited

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                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ---------------------- ---------- -------- -------------------
                                                                                                            VOTING AUTHORITY
                                                       VALUE   SHRS OR           PUT/ INVESTMENT   OTHER  --------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  SH/ PRN  CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- -------- ---- ---------- -------- -------- ------ ----
3M CO                             COM       88579Y101      111    2,100    SH            SOLE                2,100
BPZ RESOURCES INC                 COM       055639108    1,064  580,805    SH            SOLE              580,805
CARRIZO OIL & CO INC              COM       144577103    1,376   80,984    SH            SOLE               80,984
CITIGROUP INC                     COM       172967424      102    6,000    SH            SOLE                6,000
CELANESE CORP                     COM       150870103      120    4,200    SH            SOLE                4,200
CLOROX COMPANY                    COM       189054109      322    7,500    SH            SOLE                7,500
GLOBAL PAYMENTS                   COM       37940X102      177    5,800    SH            SOLE                5,800
INTL BUSINESS MACHS               COM       459200101      160   1,.350    SH            SOLE                1,350
JP MORGAN CHASE                   COM       46625H100      109    5,100    SH            SOLE                5,100
JOHNSON & JOHNSON                 COM       478160104      211    5,000    SH            SOLE                5,000
LABORATORY CORP                   COM       50540R409      283    5,100    SH            SOLE                5,100
MCKESSON CORP                     COM       58155Q103      156    3,100    SH            SOLE                3,100
METTLER-TOLEDO                    COM       592688105      105    1,100    SH            SOLE                1,100
OCCIDENTAL PETROLEUM              COM       674599105      242    4,000    SH            SOLE                4,000
PRAXAIR INC                       COM       74005P104      165    2,400    SH            SOLE                2,400
PROCTER & GAMBLE CO               COM       742718109      646   15,000    SH            SOLE               15,000
RANGE RESOURCES CORP              COM       752881A10      399   10,000    SH            SOLE               10,000
SHERWIN WILLIAMS                  COM       824348106      121    2,100    SH            SOLE                2,100
VENOCO INC                        COM       92275P307      721  165,606    SH            SOLE              165,606
WATERS CORP                       COM       941848103       91    1,900    SH            SOLE                1,900
3M CO                             COM       88579Y101      237    4,500    SH           DEFINED     01       4,500
AGNICO EAGLES MINES               COM       008474108      234   10,000    SH           DEFINED     01      10,000
CENTRAL FUND                      COM       153501101      190   15,000    SH           DEFINED     01      15,000
EXXON                             COM       30231G102      341    6,250    SH           DEFINED     01       6,250
HARRY WINSTON                     COM       41587B100      205   30,000    SH           DEFINED     01      30,000
GOOGLE A                         CL A       38259P508      417    1,000    SH           DEFINED     01       1,000

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                           FORM 13F INFORMATION TABLE

JOHNSON & JOHNSON                 COM       478160104      254    6,000    SH           DEFINED     01       6,000
MICROSOFT CORP                    COM       594918104      301   18,000    SH           DEFINED     01      18,000
NEWMONT MINING                    COM       651639106      387   10,000    SH           DEFINED     01      10,000
ORACLE                            COM       68389X105      248   15,000    SH           DEFINED     01      15,000
PEABODY ENERGY                    COM       704045491      160    7,500    SH           DEFINED     01       7,500
PROCTOR & GAMBLE                  COM       742718109      258    6,000    SH           DEFINED     01       6,000
THERMO FISHER SCIENTIFIC INC      COM       883556102      290   10,000    SH           DEFINED     01      10,000